Allowance for Loan Losses - Past Due Information of Loan Portfolio by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 2,168	$ 2,707
Current Loans	339,661	317,425
Total Loans	341,829	320,132
Accruing Loans 90 or More Days Past Due	0	0
Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	718	1,924
Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,450	783
Real Estate - Commercial [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	392	74
Current Loans	109,360	101,124
Total Loans	109,752	101,198
Accruing Loans 90 or More Days Past Due	0
Real Estate - Commercial [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		74
Real Estate - Commercial [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	392
Other Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	296	305
Current Loans	26,422	17,387
Total Loans	26,718	17,692
Accruing Loans 90 or More Days Past Due	0
Other Real Estate Construction [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	106	110
Other Real Estate Construction [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	190	195
Real Estate Construction [Member]
Financing Receivable Impaired [Line Items]
Current Loans	5,625	5,629
Total Loans	5,625	5,629
Accruing Loans 90 or More Days Past Due	0
Real Estate - Residential [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	1,356	2,121
Current Loans	80,413	81,298
Total Loans	81,769	83,419
Accruing Loans 90 or More Days Past Due	0
Real Estate - Residential [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	510	1,580
Real Estate - Residential [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	846	541
Home Equity [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	88	88
Current Loans	50,727	49,332
Total Loans	50,815	49,420
Accruing Loans 90 or More Days Past Due	0
Home Equity [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	66	75
Home Equity [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	22	13
Other Loans [Member]
Financing Receivable Impaired [Line Items]
Current Loans	1,687	1,481
Total Loans	1,687	1,481
Accruing Loans 90 or More Days Past Due	0
Commercial Loan [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		80
Current Loans	55,752	52,231
Total Loans	55,752	52,311
Accruing Loans 90 or More Days Past Due	0
Commercial Loan [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		46
Commercial Loan [Member] | Loans 90 Days or More Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans		34
Consumer Loans [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	36	39
Current Loans	9,675	8,943
Total Loans	9,711	8,982
Accruing Loans 90 or More Days Past Due	0
Consumer Loans [Member] | Loans 30-89 Days Past Due [Member]
Financing Receivable Impaired [Line Items]
Total Past Due Loans	$ 36	$ 39